GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 8.47%
38,262	Agnico Eagle Mines Ltd	$ 3,048,489
185,000	Anglo American PLC	4,475,359
28,900	Arkema SA	3,064,118
230,500	BlueScope Steel Ltd	2,123,786
80,800	Boliden AB(a)	2,397,388
23,371	Croda International PLC(b)	1,884,645
61,800	Evonik Industries AG	1,598,710
358,000	Fortescue Metals Group Ltd	4,205,796
50,842	Franco-Nevada Corp	7,104,631
4,483	Givaudan SA	19,356,744
631,768	Highland Gold Mining Ltd	2,438,774
55,400	Kaneka Corp(b)	1,552,024
97,100	Kansai Paint Co Ltd	2,413,417
710,000	Kingboard Holdings Ltd	2,348,958
335,700	Mitsubishi Chemical Holdings Corp(b)	1,937,789
162,500	Mitsubishi Gas Chemical Co Inc	3,023,062
120,900	Mitsui Chemicals Inc	2,922,117
16,700	Nippon Soda Co Ltd	478,029
107,445	Novozymes A/S Class B	6,753,174
63,800	Rio Tinto Ltd	4,357,631
651,900	St Barbara Ltd	1,408,800
50,045	Symrise AG	6,912,382
62,000	Tokuyama Corp	1,494,388
		87,300,211
Communications — 3.36%
2,681	Alphabet Inc Class A(a)	3,929,273
1,412,200	BT Group PLC	1,788,369
116,600	Deutsche Telekom AG	1,941,406
291,500	KDDI Corp	7,331,679
348,200	Nippon Telegraph & Telephone Corp	7,109,088
268,600	Orange SA	2,797,635
296,000	Telefonica SA	1,013,975
48,500	Telenet Group Holding NV	1,882,500
302,800	Television Francaise 1(a)(b)	1,853,597
36,300	United Internet AG	1,388,222
13,894	Wix.com Ltd(a)	3,540,886
		34,576,630
Consumer, Cyclical — 8.40%
332,400	Barratt Developments PLC	2,038,099
39,800	Bayerische Motoren Werke AG	2,888,587
42,806	Cie Financiere Richemont SA	2,874,118
37,405	Cie Generale des Etablissements Michelin SCA	4,015,359
192,114	Compass Group PLC	2,884,672
45,500	Daimler AG	2,454,517
36,200	Daiwabo Holdings Co Ltd(a)	2,341,563
89,000	Deutsche Lufthansa AG(a)(b)	770,902
929,000	Dixons Carphone PLC	1,118,194
Shares		Fair Value
Consumer, Cyclical — (continued)
100,600	EDION Corp(a)	$ 1,053,957
132,100	Finnair OYJ(a)	59,567
606,476	Harvey Norman Holdings Ltd	1,973,928
108,200	Haseko Corp	1,425,210
110,800	Honda Motor Co Ltd	2,631,199
204,100	Inchcape PLC(a)	1,156,883
440,100	International Consolidated Airlines Group SA(b)	488,292
244,000	ITOCHU Corp(b)	6,247,826
56,500	Japan Airlines Co Ltd(a)	1,053,824
38,900	Kaufman & Broad SA	1,545,159
216,300	Kindred Group PLC(a)	1,566,107
1,038,600	Kingfisher PLC	3,976,933
86,100	Kohnan Shoji Co Ltd(a)	3,354,072
4,467	LVMH Moet Hennessy Louis Vuitton SE	2,090,124
346,800	Marubeni Corp(b)	1,968,924
94,900	Mitsubishi Corp(b)	2,271,466
30,500	Pandora A/S	2,200,203
95,300	Peugeot SA(a)	1,728,224
338,300	Pirelli & C SpA(a)(c)	1,449,534
694,700	Qantas Airways Ltd(a)	2,037,306
366,571	Redrow PLC(a)	1,906,355
24,800	Rheinmetall AG	2,224,275
40,763	Ryanair Holdings PLC Sponsored ADR(a)	3,332,783
204,900	Sumitomo Corp(b)	2,469,966
202,900	Super Retail Group Ltd	1,543,099
156,700	Teijin Ltd	2,430,166
338,100	Volvo AB Class B(a)(b)	6,494,855
101,200	Yamaha Motor Co Ltd	1,470,505
113,500	Yokohama Rubber Co Ltd	1,615,717
856,000	Yue Yuen Industrial Holdings Ltd	1,387,309
		86,539,779
Consumer, Non-Cyclical — 30.99%
47,000	Adecco Group AG	2,479,971
147,689	Amadeus IT Group SA	8,202,109
52,700	Arcs Co Ltd(a)	1,352,975
235,900	Astellas Pharma Inc	3,516,466
47,900	ASTM SpA(a)	1,002,160
230,000	Babcock International Group PLC	741,569
59,100	Bayer AG	3,646,120
178,500	British American Tobacco PLC	6,401,907
112,200	Carrefour SA	1,792,864
63	Chocoladefabriken Lindt & Spruengli AG(b)	531,781
131,913	Colgate-Palmolive Co	10,177,088
105,870	Danone SA	6,857,774
270,935	Diageo PLC	9,304,556
20,687	EssilorLuxottica SA(a)	2,816,270
169,860	Experian PLC	6,380,227
60,400	Ezaki Glico Co Ltd(a)	2,700,897
56,900	Fresenius SE & Co KGaA	2,587,504
474,900	GlaxoSmithKline PLC	8,902,005

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
69,780	Heineken NV(b)	$ 6,212,326
141,400	Imperial Brands PLC	2,496,718
815,700	Inghams Group Ltd	1,751,592
73,137	Intertek Group PLC	5,965,875
21,200	Ipsen SA	2,216,131
130,700	Ito En Ltd	9,321,295
637,200	J Sainsbury PLC	1,568,468
139,100	Kao Corp	10,442,344
32,527	Kerry Group PLC Class A	4,166,266
78,700	Kobayashi Pharmaceutical Co Ltd(b)	7,604,462
249,600	Koninklijke Ahold Delhaize NV	7,377,702
7,200	Kose Corp	881,551
258,480	Leroy Seafood Group ASA	1,484,285
37,325	L'Oreal SA	12,146,711
32,900	Medipal Holdings Corp	659,721
22,100	Megmilk Snow Brand Co Ltd	534,973
716,900	Metcash Ltd	1,424,276
94,200	Metro AG	938,130
216,196	Nestle SA	25,729,927
144,300	Nihon Kohden Corp	4,746,246
20,100	Nissin Foods Holdings Co Ltd	1,888,354
78,410	Novartis AG	6,807,895
72,138	Pernod Ricard SA	11,501,457
82,400	Prima Meat Packers Ltd(a)	2,540,652
46,200	Randstad NV(a)	2,409,135
124,047	Reckitt Benckiser Group PLC	12,092,099
44,400	Roche Holding AG	15,208,801
139,400	Rohto Pharmaceutical Co Ltd	4,583,568
87,100	Sanofi	8,728,501
354,500	Santen Pharmaceutical Co Ltd	7,248,065
196,800	Scandinavian Tobacco Group A/S(c)	2,914,641
81,500	Secom Co Ltd	7,458,515
82,500	Securitas AB Class B(a)	1,261,170
2,961	SGS SA	7,935,001
148,500	Shimadzu Corp	4,519,801
27,900	Societe BIC SA	1,462,328
43,100	Sohgo Security Services Co Ltd	2,053,118
87,700	Swedish Orphan Biovitrum AB(a)	2,115,786
378,300	Tate & Lyle PLC	3,245,662
122,100	Terumo Corp	4,861,375
1,585,700	Tesco PLC	4,348,036
139,900	Toyo Suisan Kaisha Ltd	7,387,591
39,900	UCB SA	4,531,617
1,415,000	United Laboratories International Holdings Ltd	1,463,441
3,724,000	WH Group Ltd(c)	3,037,693
308,841	Wm Morrison Supermarkets PLC	677,690
		319,345,234
Shares		Fair Value
Diversified — 0.15%
251,900	CK Hutchison Holdings Ltd	$ 1,526,452
Energy — 1.72%
1,741,000	Beach Energy Ltd	1,669,912
285,100	BP PLC	824,325
43,961	Core Laboratories NV	670,845
13,400	Landis+Gyr Group AG(a)	729,638
78,000	OMV AG(a)(b)	2,134,176
220,997	Petrofac Ltd(a)	317,167
394,400	Repsol SA	2,664,430
256,600	Royal Dutch Shell PLC Class B	3,111,485
145,800	Total SE(b)	5,007,174
351,700	Z Energy Ltd	640,997
		17,770,149
Financial — 12.68%
248,600	3i Group PLC	3,191,729
76,500	Aareal Bank AG(a)	1,540,226
160,100	ABN AMRO Bank NV(a)(c)	1,338,367
24,300	Allianz SE	4,663,921
75,900	ASR Nederland NV	2,552,782
126,400	Australia & New Zealand Banking Group Ltd	1,576,967
417,300	Aviva PLC	1,543,367
151,800	AXA SA	2,809,527
553,800	Banco Bilbao Vizcaya Argentaria SA	1,537,324
882,700	Banco Santander SA(a)	1,646,468
222,200	Bank Leumi Le-Israel BM	978,206
498,400	Bank of Ireland Group PLC(a)	924,020
78,400	BNP Paribas SA(a)	2,836,101
206,600	Chiba Bank Ltd(a)	1,139,965
118,300	CNP Assurances(a)	1,483,637
159,800	Credit Agricole SA(a)	1,394,246
378,300	Credit Suisse Group AG	3,776,456
133,100	Dai-ichi Life Holdings Inc	1,878,088
150,079	Deutsche Wohnen SE	7,500,884
228,500	DNB ASA(a)	3,183,147
25,394	Euronext NV(c)	3,181,027
99,200	Fukuoka Financial Group Inc	1,667,346
580,800	Gunma Bank Ltd	1,936,512
202,700	Hachijuni Bank Ltd	797,275
153,767	Hiscox Ltd(a)	1,773,922
69,600	Hitachi Capital Corp(a)(b)	1,636,521
29,622	Julius Baer Group Ltd	1,258,117
25,712	Jyske Bank A/S(a)	722,491
638,500	Kerry Properties Ltd	1,642,119
17,373	LEG Immobilien AG	2,476,343
1,003,400	Legal & General Group PLC	2,447,120
312,800	Link Administration Holdings Ltd	844,706
4,418,100	Lloyds Banking Group PLC(a)	1,499,587
340,980	Mebuki Financial Group Inc	773,751
210,400	Mediobanca Banca di Credito Finanziario SpA	1,648,687

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
547,200	Mitsubishi UFJ Financial Group Inc(b)	$ 2,183,809
354,000	Mitsubishi UFJ Lease & Finance Co Ltd(a)	1,644,811
589,300	Natixis SA(a)	1,324,336
473,800	Nomura Holdings Inc	2,165,234
221,800	Nordea Bank Abp(a)	1,685,399
303,500	North Pacific Bank Ltd	661,984
398,200	ORIX Corp	4,973,626
819,600	Resona Holdings Inc	2,792,238
89,600	Shinoken Group Co Ltd	840,239
53,400	Societe Generale SA(a)	708,832
71,700	Sompo Holdings Inc	2,475,310
810,300	Stockland REIT(a)	2,213,598
117,900	Sumitomo Mitsui Financial Group Inc(b)	3,296,579
152,923	Svenska Handelsbanken AB Class A(a)	1,279,472
10,200	Swiss Life Holding AG	3,859,594
102,791	Sydbank AS(a)	1,611,501
86,436	TAG Immobilien AG(a)	2,606,394
532,766	UBS Group AG	5,952,544
986,300	UnipolSai Assicurazioni SpA(b)	2,571,936
293,300	United Overseas Bank Ltd	4,131,774
73,396	Vonovia SE(a)	5,031,544
13,900	Zurich Insurance Group AG	4,847,143
		130,658,849
Industrial — 15.92%
43,900	AGC Inc	1,290,197
553,100	Austal Ltd	1,306,326
814,300	BAE Systems PLC	5,056,196
57,900	Bekaert SA	1,206,222
91,300	bpost SA(a)	799,481
115,700	Brother Industries Ltd	1,840,486
2,832,000	China Resources Cement Holdings Ltd	3,893,294
53,400	Cia de Distribucion Integral Logista Holdings SA	911,529
69,600	Cie de Saint-Gobain(a)	2,915,364
109,900	Deutsche Post AG	4,986,803
183,900	Deutz AG(a)	1,066,430
43,100	Dfds A/S(a)	1,445,739
6,400	Disco Corp	1,564,831
2,800	dormakaba Holding AG	1,520,146
133,507	Epiroc AB Class A	1,934,016
97,293	GEA Group AG(a)	3,408,990
5,265	Geberit AG	3,114,903
27,400	GS Yuasa Corp	473,488
164,605	Halma PLC	4,970,927
52,279	Hirose Electric Co Ltd	6,754,729
105,400	Hitachi Ltd	3,568,787
326,521	IMI PLC	4,400,490
133,000	Japan Aviation Electronics Industry Ltd	1,841,528
39,600	Kamigumi Co Ltd	780,332
269,400	Kitz Corp	1,535,578
Shares		Fair Value
Industrial — (continued)
17,502	Knorr-Bremse AG	$ 2,061,075
458,100	Koninklijke BAM Groep NV(a)(b)	578,592
26,300	Krones AG	1,626,420
70,900	Kumagai Gumi Co Ltd(a)	1,826,957
43,300	LafargeHolcim Ltd	1,970,997
2,319,000	Lee & Man Paper Manufacturing Ltd	1,687,345
119,077	Legrand SA	9,484,456
103,600	Lendlease Corp Ltd	827,606
20,500	Makino Milling Machine Co Ltd	720,751
14,400	Nichiha Corp(a)	432,748
140,700	Nikon Corp(b)	949,397
73,400	Nippon Electric Glass Co Ltd	1,371,684
26,189	Nordson Corp	5,023,574
408,000	NWS Holdings Ltd	311,632
197,000	Obayashi Corp	1,798,470
75,200	Omron Corp	5,879,596
148,400	Rengo Co Ltd	1,121,731
242,600	Royal Mail PLC	743,588
45,600	Sandvik AB(a)	891,723
32,200	Sankyu Inc	1,271,605
11,342	Schindler Holding AG	3,096,143
122,262	Schneider Electric SE	15,197,122
92,300	Signify NV(a)(c)	3,413,925
15,759	Sika AG	3,869,651
221,400	SKF AB Class B	4,567,608
11,000	SMC Corp	6,136,204
119,700	Sodick Co Ltd(a)	846,032
91,879	Spectris PLC	2,883,366
55,442	Spirax-Sarco Engineering PLC	7,891,509
34,200	Tsubakimoto Chain Co(a)	804,559
57,100	Valmet OYJ	1,408,502
128,200	Venture Corp Ltd	1,820,313
78,700	Wartsila OYJ Abp(b)	618,044
94,600	Wienerberger AG(a)	2,500,011
1,980,000	Xinyi Glass Holdings Ltd	4,004,405
119,400	Yokogawa Electric Corp	1,896,257
		164,120,410
Technology — 10.71%
76,060	Analog Devices Inc	8,879,244
40,644	ANSYS Inc(a)	13,299,936
15,250	Atos SE(a)	1,225,438
224,080	Cadence Design Systems Inc(a)	23,893,650
25,500	Capgemini SE	3,271,551
17,500	Check Point Software Technologies Ltd(a)	2,105,950
25,566	Dassault Systemes SE	4,770,186
26,445	Descartes Systems Group Inc(a)	1,506,405
48,900	Dialog Semiconductor PLC(a)	2,131,306
18,100	DTS Corp(a)	385,192
25,396	Infineon Technologies AG	715,811

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Technology — (continued)
106,700	Micro Focus International PLC(a)	$ 339,063
172,171	Nomura Research Institute Ltd	5,069,489
30,800	Obic Co Ltd	5,416,571
2,174,000	PAX Global Technology Ltd	1,309,994
152,627	Samsung Electronics Co Ltd	7,577,037
28,076	SAP SE	4,371,969
18,800	Siltronic AG	1,684,330
210,722	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	17,083,233
26,827	Texas Instruments Inc	3,830,627
42,700	Ulvac Inc	1,555,997
		110,422,979
Utilities — 1.61%
1,543,900	A2A SpA	2,242,548
203,700	AGL Energy Ltd	1,988,995
441,300	Drax Group PLC	1,513,913
92,467	Enagas SA	2,133,516
826,700	Enel SpA(a)	7,172,420
118,200	Engie SA(a)	1,579,577
		16,630,969
TOTAL COMMON STOCK — 94.01% (Cost $960,565,686)		$968,891,662
PREFERRED STOCK
Consumer, Cyclical — 0.86%
33,400	Porsche Automobil Holding SE	1,987,044
240,113	Schaeffler AG(b)	1,479,147
33,100	Volkswagen AG	5,326,192
		8,792,383
Consumer, Non-Cyclical — 1.24%
122,357	Henkel AG & Co KGaA	12,796,961
TOTAL PREFERRED STOCK — 2.10% (Cost $27,280,733)		$21,589,344
RIGHTS
Consumer, Cyclical — 0.00%(d)
34,100	International Consolidated Airlines Group SA(a)	1,239
TOTAL RIGHTS — 0.00%(d) (Cost $93,716)		$1,239
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,643,000	BlackRock FedFund Institutional Class(e), 0.00%(f)	1,643,000
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
1,508,000	Federated Hermes Government Obligations Fund Premier Shares(e), 0.04%(f)	$ 1,508,000
1,860,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(e), 0.03%(f)	1,860,000
1,496,000	Goldman Sachs Financial Square Government Fund Institutional Class(e), 0.00%(f)	1,496,000
1,860,000	Invesco Government & Agency Portfolio Institutional Class(e), 0.02%(f)	1,860,000
796,000	JPMorgan U.S. Government Money Market Fund Capital Shares(e), 0.01%(f)	796,000
691,000	Morgan Stanley Government Portfolio Institutional Class(e), 0.02%(f)	691,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.96% (Cost $9,854,000)		$9,854,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 3.05%
$9,815,216	Undivided interest of 13.91% in a repurchase agreement (principal amount/value $70,568,076 with a maturity value of $70,568,233) with RBC Capital Markets Corp, 0.08%, dated 9/30/20 to be repurchased at $9,815,216 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 10/27/20 - 7/15/61, with a value of $71,979,437.(e)	9,815,216

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$9,815,216	Undivided interest of 14.08% in a repurchase agreement (principal amount/value $69,723,260 with a maturity value of $69,723,415) with Citigroup Global Markets Inc, 0.08%, dated 9/30/20 to be repurchased at $9,815,216 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.63%, 11/27/20 - 11/1/59, with a value of $71,117,729.(e)	$ 9,815,216
9,815,216	Undivided interest of 14.51% in a repurchase agreement (principal amount/value $67,661,258 with a maturity value of $67,661,408) with HSBC Securities (USA) Inc, 0.08%, dated 9/30/20 to be repurchased at $9,815,216 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 11/1/26 - 8/1/50, with a value of $69,014,483.(e)	9,815,216
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,027,908	Undivided interest of 55.24% in a repurchase agreement (principal amount/value $3,671,697 with a maturity value of $3,671,703) with Scotia Capital (USA) Inc, 0.06%, dated 9/30/20 to be repurchased at $2,027,908 on 10/1/20 collateralized by U.S. Treasury securities, 0.00% - 3.00%, 11/24/20 - 2/15/49, with a value of $3,745,138.(e)	$ 2,027,908
TOTAL SHORT TERM INVESTMENTS — 3.05% (Cost $31,473,556)		$31,473,556
TOTAL INVESTMENTS — 100.12% (Cost $1,029,267,691)		$1,031,809,801
OTHER ASSETS & LIABILITIES, NET — (0.12)%		$(1,222,436)
TOTAL NET ASSETS — 100.00%		$1,030,587,365

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2020.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Represents less than 0.005% of net assets.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of September 30, 2020.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2020, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Depreciation
HSB	USD	23,335,775	JPY	2,465,399,000	February 19, 2021	$(90,770)
Counterparty Abbreviations:
HSB	HSBC Bank USA
Currency Abbreviations
JPY	Japanese Yen
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Summary of Investments by Country as of September 30, 2020.
Country	Fair Value	Percentage of Fund Investments
Japan	$230,894,442	22.38%
United Kingdom	127,955,137	12.40
France	118,623,799	11.50
Switzerland	114,919,570	11.14
United States	110,360,950	10.70
Germany	92,681,239	8.98
Netherlands	30,846,185	2.99
Australia	26,896,692	2.61
Hong Kong	22,612,643	2.19
Sweden	22,508,123	2.18
Spain	18,109,351	1.75
Taiwan	17,083,233	1.65
Italy	16,087,285	1.56
Denmark	15,647,750	1.52
Canada	11,659,524	1.13
Ireland	8,423,069	0.82
Belgium	8,419,820	0.82
South Korea	7,577,037	0.73
Israel	6,625,042	0.64
Singapore	5,952,087	0.58
Norway	4,667,432	0.45
Austria	4,634,186	0.45
Finland	3,771,512	0.36
Russia	2,438,774	0.24
Bermuda	1,773,922	0.17
New Zealand	640,997	0.06
Total	$1,031,809,801	100.00%
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2020

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$107,426,615	$861,465,047	$—	$968,891,662
Preferred Stock	—	21,589,344	—	21,589,344
Rights	—	1,239	—	1,239
Government Money Market Mutual Funds	9,854,000	—	—	9,854,000
Short Term Investments	—	31,473,556	—	31,473,556
Total Assets	$117,280,615	$914,529,186	$0	$1,031,809,801
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(90,770)	—	(90,770)
Total Liabilities	$0	$(90,770)	$0	$(90,770)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date

September 30, 2020

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $23,072,870 in forward contracts for the reporting period.

September 30, 2020